Debt	12 Months Ended
Jun. 30, 2026
Debt [Abstract]
Debt

(16) Debt

As of June 30, 2025 and 2026, the Group’s debts were classified into different types as follows:

	As of June 30,
	2025	2026
	RMB	RMB
Short-term debts	-	34,931
Short-term debts from banks	-	26,550
Short-term debts from third parties	-	1,940
Long-term debts due within one year	-	6,441
Long-term debts from lease financing	-	2,065
Total	-	36,996

(a)	Short-term debts from banks

Short-term debts from banks consisted of the following:

Lender	Maturity	Interest Rate	Year Ended June 30, 2026
			RMB
Industrial and Commercial Bank of China	December 8, 2026	2.70%	1,000
Industrial and Commercial Bank of China	June 11, 2027	3.00%	2,000
Industrial and Commercial Bank of China	June 16, 2027	3.00%	1,800
Bank of China (1)	December 25, 2026	3.00%	6,000
Agricultural Bank of China (1)	March 15, 2027	3.00%	8,000
Postal Savings Bank of China	June 1, 2027	3.51%	3,000
Shanghai Pudong Development Bank (1)	June 25, 2027	3.00%	4,750
Total short-term debts from banks			26,550

(1)	Guaranteed by subsidiaries’ management.

(b)	Short-term debts from third parties

As of June 30, 2026, short-term debts from third parties, all of which were payable to Qianhai Settlement Co., Ltd., amounted to RMB 1,940. Such borrowings were fully repaid by the end of July 2026.

(c)	Long-term debts due within one year

Long-term debts due within one year consist of the current portion of long-term borrowings and current lease financing liabilities. These balances represent principal payments contractually scheduled to be repaid within twelve months after the balance sheet date. As of June 30, 2026, long-term debts due within one year amounted to RMB6,441. The long-term borrowings bear interest at a rate of 3.0% and are guaranteed by subsidiaries’ management and a party affiliated with such management, up to a maximum limit of RMB5,000. No defaults or covenant violations existed as of the balance sheet date.

(d)	Long-term debts from lease financing

In June 2025, the Group entered into a sale and leaseback transaction with a third-party lessor (the “Lessor”), pursuant to which the Group sold certain electric vehicle charging equipment to the Lessor for a total sales price of approximately RMB2.3 million (amount not presented in thousands), and simultaneously leased back the same assets for a term of approximately four years (48 months). Under the terms of the leaseback, the Group is required to make monthly lease payments to the Lessor. The leaseback contains a purchase option at the end of the lease term at a nominal price of RMB0, which the Group expects to exercise, effectively transferring title of the assets back to the Group upon completion of all payment obligations.

In February 2026, the Group entered into a sale and leaseback transaction with a third-party lessor (the “Lessor”), pursuant to which the Group sold certain electric vehicle charging equipment to the Lessor for a total sales price of approximately RMB2.3 million (amount not presented in thousands), and simultaneously leased back the same assets for a term of approximately four years (48 months). Under the terms of the leaseback, the Group is required to make monthly lease payments to the Lessor. The leaseback contains a purchase option at the end of the lease term at a nominal price of RMB0, which the Group expects to exercise, effectively transferring title of the assets back to the Group upon completion of all payment obligations.

The Group evaluated whether the transfer of the assets qualified as a sale in accordance with ASC 606. Based on the assessment, including the existence of a repurchase option at a price significantly below the original sales price and the Group’s retention of substantially all of the risks and rewards of ownership (including the risk of loss or damage to the assets during the lease term), the Group determined that control of the assets was not transferred to the Lessor. Accordingly, the transaction does not qualify for sale accounting under ASC 606 and is accounted for as a failed sale and leaseback, representing a financing arrangement.

	As of June 30,
	2025	2026
	RMB	RMB
Total debt, net of deferred finance charges	-	3,556
Less: Current portion of long-term debt, net of deferred finance charges	-	1,491
Long-term debt, net of deferred finance charges	-	2,065

	As of June 30,
	2025	2026
	RMB	RMB
Total debt, gross	-	4,241
Less: Deferred finance charges	-	685
Total debt, net of deferred finance charges	-	3,556

The outstanding debt as of June 30, 2026, is repayable as follows:

RMB
Year ending June 30:
2027	1,894
2028	1,412
2029	802
2030	133
Total	4,241
Less: Deferred finance charges	685
Total debt, net of deferred finance charges	3,556

For the year ended June 30, 2026, the Group recognized depreciation expense on underlying assets of RMB606 and interest expense on financing obligation of RMB273 related to the sale and leaseback transaction involving certain electric vehicle charging equipment, which was effective beginning February 2026.